Shareholders' Equity - Non-employee Equity Awards, Options (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Schedule Of Share Based Compensation Arrangements By Share Based Payment Award [Line Items]
Outstanding at beginning of year, Number	3,789,430
Granted, Number	605,359
Re-designated, Number	2,000
Exercised, Number	(462,802)
Forfeited or expired, Number	(506,421)
Outstanding at end of year, Number	3,423,566
Exercisable at end of year, Number	2,222,296
Outstanding at beginning of year, Weighted average exercise price	$ 10.73
Granted, Weighted average exercise price	$ 10.91
Re-designated, Weighted average exercise price	$ 10.75
Exercised, Weighted average exercise price	$ 7.06
Forfeited or expired, Weighted average exercise price	$ 16.76
Outstanding at end of year, Weighted average exercise price	$ 10.36
Exercisable at end of year, Weighted average exercise price	$ 10.51
Outstanding at end of year, Weighted average remaining contractual term	3 years 6 months 15 days
Exercisable at end of year, Weighted average remaining contractual term	2 years 3 months 15 days
Outstanding at end of year, Aggregate intrinsic value	$ 12,573
Exercisable at end of year, Aggregate intrinsic value	8,453
Non Employee [Member]
Schedule Of Share Based Compensation Arrangements By Share Based Payment Award [Line Items]
Outstanding at beginning of year, Number	75,098
Granted, Number	6,375
Re-designated, Number	2,000
Exercised, Number	(8,700)
Forfeited or expired, Number	(10,298)
Outstanding at end of year, Number	64,475
Exercisable at end of year, Number	41,100
Outstanding at beginning of year, Weighted average exercise price	$ 12.03
Granted, Weighted average exercise price	$ 11.93
Re-designated, Weighted average exercise price	$ 10.75
Exercised, Weighted average exercise price	$ 5.25
Forfeited or expired, Weighted average exercise price	$ 17.70
Outstanding at end of year, Weighted average exercise price	$ 12.00
Exercisable at end of year, Weighted average exercise price	$ 12.94
Outstanding at end of year, Weighted average remaining contractual term	3 years 6 months 7 days
Exercisable at end of year, Weighted average remaining contractual term	2 years 4 months 17 days
Outstanding at end of year, Aggregate intrinsic value	161
Exercisable at end of year, Aggregate intrinsic value	$ 86